Executive Compensation (Details)	Sep. 01, 2022 EUR (€)
Minimum [Member]
Executive Compensation [Line Items]
Total payments	€ 375,000
Maximum [Member]
Executive Compensation [Line Items]
Total payments	€ 1,125,000